RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Jun. 01, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Feb. 08, 2021
Related Party Transactions
Outstanding of promissory note - related party						$ 78,925
Working capital loans warrant
Related Party Transactions
Common Stock, shares outstanding		300,000			300,000	0
Promissory Note with Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note							$ 300,000
Outstanding balance of related party note		$ 0			$ 0	$ 0
Outstanding of promissory note - related party	$ 78,925
Administrative Support Agreement
Related Party Transactions
Expenses per month					10,000	10,000
Administrative Support Agreement | ARC Group Ltd
Related Party Transactions
Expenses incurred and paid		$ 30,000	$ 30,000	$ 50,000	90,000	80,000
Related Party Loans
Related Party Transactions
Related party loans convertible up to consummation of a Business Combination						$ 1,500,000
Related party loans convertible up to consummation of a Business Combination					$ 1,500,000
Sale of stock, price per share		$ 10.00			$ 10.00	$ 10.00
Related Party Loans | Over-Allotment Option
Related Party Transactions
Sale of stock, price per share		$ 0.10			$ 0.10	$ 0.10
Deposit held in Trust Account					$ 1,150,000	$ 1,150,000
Business combination, total payments					$ 2,300,000	$ 2,300,000